CONSOLIDATED STATEMENTS OF CONDITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment securities held-to-maturity, fair value	$ 125,254	$ 120,873
Realizable Value Of Other Investment Securities	$ 181,583	$ 165,233
Preferred stock, shares authorized	30,000,000	30,000,000
Preferred stock, shares issued	2,006,391	2,006,391
Preferred stock, shares outstanding	2,006,391	2,006,391
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,700,000,000	1,700,000,000
Common stock, shares issued	1,026,346,396	1,022,929,158
Common stock, shares outstanding	1,025,904,567	1,022,727,802
Treasury stock - at cost, shares	(441,829)	(201,356)